POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2019
POST-EMPLOYMENT BENEFITS
POST-EMPLOYMENT BENEFITS

NOTE 28 — POST-EMPLOYMENT BENEFITS

Eletrobras System companies sponsor pension plans for their employees, as well as health care plans and post-employment life insurance in certain cases. These benefits are classified as Defined Benefits (BD) and Defined Contribution (CD).

Due to the decentralized structure of Eletrobras Companies, each segment sponsors its own employee benefits package. In general, Eletrobras Companies offer their current and future retirees and their dependents benefits such as social security, health care and post-employment life insurance, as shown in the following table:

Types of post-employment benefits sponsored by Eletrobras System companies
	Social security plans			Other post-employment
Company	BD Plan	Balanced Plan	CD Plan	Life Insurance	Health Plan
Eletrobras	X		X		X
Amazonas GT	X		X		X
CGTEE	X
Chesf	X	X	X	X
Eletronorte	X		X	X	X
Eletronuclear	X				X
Eletrosul	X		X		X
Furnas	X		X	X	X

The pension benefit plan normally exposes the Group to actuarial risks, such as investment risk, interest rate risk, longevity risk and salary risk.

•

Investment risk: The present value of the defined pension benefit plan liability is calculated using a discount rate determined by virtue of the remuneration of high quality private securities; if the return on the plan’s assets is below this rate, there will be a deficit in the plan. The plan currently has a relatively balanced investment in stocks, debt instruments and real estate. Due to the long-term nature of the plan’s liabilities, the pension fund’s board considers it appropriate that a reasonable portion of the plan’s assets should be invested in stocks and real estate to leverage the return generated by the fund;

•

Interest rate risk: A reduction in the interest rate on the securities will increase the plan’s liabilities. However, this will be partially offset by an increase in the return on the plan’s debt securities;

•

Longevity risk: The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of the plan participants during and after their stay at work. An increase in the life expectancy of plan participants will increase plan liabilities; and

•

Salary risk: The present value of the defined benefit plan liability is calculated by reference to the future salaries of the plan participants. Therefore, an increase in the salary of plan participants will increase plan liabilities.

The tables below show the reconciliation of the present value of defined benefit obligations and the fair value of assets with the amounts recorded in the balance sheet for pension benefits and other post-employment benefits. The consolidated results of Eletrobras Companies are shown below.

Post-employment benefit obligations - amounts recognized in the balance sheet:

	2019	2018
Social security plan benefits	4,320,918	2,812,902
Health and life insurance plans	194,261	246,207
Total post-employment benefit liabilities	4,515,179	3,059,109

Current	161,773	164,160
Non-current	4,353,406	2,894,949
	4,515,179	3,059,109

a) Reconciliation of pension plan liabilities and other benefits

Defined pension benefit plans - Amounts recognized in the balance sheet and income statement for the year:

	2019	2018
Present value of actuarial obligations partially or totally hedged	30,663,539	26,134,809
Fair value of plan assets	(27,385,218)	(24,149,547)
Net liabilities/(assets)	3,278,321	1,985,262

Net current service cost	55,849	(7,684)
Net interest cost	224,221	155,747
Actuarial expense/(revenue) recognized in the fiscal year	280,070	148,063

Other post-employment benefits - Amounts recognized in the balance sheet and income statement for the year:

	2019	2018
Present value of actuarial obligations partially or totally hedged	196,180	246,207
Fair value of plan assets	—	—
Net liabilities/(assets)	196,180	246,207

Current service cost	7,253	10,827
Net interest cost	15,546	26,577
Actuarial expense/(revenue) recognized in the year	22,798	37,404

b) Disclosure of Defined Pension Benefits

Consolidated results of defined pension benefits - reconciliation of the present value of defined benefit obligations

Defined pension benefit plans - Change in the present value of actuarial obligations:

	2019	2018
Value of actuarial obligations at the beginning of the year	26,134,809	23,086,781
Subsidiaries held for sale (*)	—	(170,122)
Current service cost	95,428	97,890
Interest on the actuarial obligation	2,209,849	2,115,384
Benefits paid in the year	(2,195,889)	(1,956,093)
Standard Participant Contributions	9,810	(64,413)
Loss on actuarial obligations arising from remeasurement	4,409,531	3,025,383
Actuarial losses arising from changes in financial assumptions	6,067,232	2,613,642
Actuarial losses/(gains) arising from experience adjustments	(1,657,701)	411,741
Present value of actuarial obligations at the end of the year	30,663,539	26,134,809

* The actuarial obligations of subsidiaries Ceal and Amazonas Distribuidora were reclassified to held for sale in 2018.

Consolidated results of defined pension benefits - reconciliation of the fair value of plan assets

Defined pension benefit plans - Changes and composition of the fair value of assets:

	2019	2018
Amount of actuarial obligations at the beginning of the year	24,149,547	23,153,018
Subsidiaries held for sale (*)	—	(266,176)
Benefits paid in the year	(2,195,889)	(1,956,093)
Participant contributions disbursed during the year	30,462	41,170
Employee contributions disbursed during the year	289,086	294,978
Expected return on assets in the year	2,052,801	2,145,641
Gain on plan assets (excluding interest income)	3,059,213	737,008
Fair value of assets at the end of the year	27,385,218	24,149,547
Effective asset return in the year	5,112,013	2,882,650

*The assets at fair actuarial value of subsidiaries Ceal and Amazonas Distribuidora were reclassified to held for sale in 2018.

Consolidated results of defined pension benefits - Amounts recognized in Other Comprehensive Income:

	2019	2018
Other Comprehensive Income (OCI) accrued - Social Security Program	4,509,106	3,383,390

	2019	2018
Actuarial gains (losses) recognized in OCI in the fiscal year net of deferred taxes - Social Security Program	(1,125,716)	258,065

c) Disclosure of Other Post-Employment Benefits

Consolidated results of other post-employment benefits – reconciliation of the present value of defined benefit obligations

Other post-employment benefits - Changes in the present value of actuarial obligations:

	2019	2018
Amount of actuarial obligations at the beginning of the year	246,207	315,429
Subsidiaries held for sale (*)	—	(33,733)
Current service cost	7,253	10,827
Interest on the actuarial obligation	15,546	26,577
Benefits paid during the year	(116,930)	(256,038)
Health plan write off	(5,555)	(14,523)
Loss on actuarial obligations arising from remeasurement	49,660	197,668
Actuarial losses arising from changes in demographic assumptions	69,803	17,567
Actuarial losses arising from changes in financial assumptions	1,162	70,303
Actuarial losses/(gains) arising from experience adjustments	(21,306)	109,798
Present value of actuarial obligations at the end of the year	196,181	246,207

* Subsidiaries Ceal and Amazonas Distribuidora were reclassified to held for sale in 2018.

Consolidated results of other post-employment benefits - amounts recognized in Other Comprehensive Income:

	2019	2018
Other Comprehensive Income (OCI) accumulated - Other post-employment benefits	462,816	413,156

	2019	2018
Actuarial gains (losses) recognized in OCI in the year - Other post-employment benefits	(49,660)	(197,668)

d) Actuarial and Economic Assumptions

The actuarial assumptions presented below were used to determine the defined benefit obligation and the expense for the year.

	Economic Assumptions
	2019	2018
Annual effective discount interest rate	3.07% to 3.37%	4.54% to 4.78%
Projection of average wage increase	1.00% to 2.00%	1.00% to 3.00%
Annual average inflation rate	3.68%	3.89%
Expected return on plan assets (i)	3.68%	3.89%

	Demographic Assumptions
	2019	2018
Turnover Rate	0% yy; Ex-Nucleos 2018; Null turnover rate	T-1 Service (downsized by 20%); GAMA - Turnover Exp. - NUCLEOS - 2015

Table of active and☐ inactive mortality

AT-2000 (segregated by sex) reduced by 10%; AT- 2000 (segregated by sex) downsized by 15%; AT- 83 Feminine; AT-2000 (masculine); AT-2000 (segregated by sex) downsized by 10%; AT-2000 Basic downsized by 5%, segregated by sex

AT-2000 (segregated by sex) reduced by 10%; AT- 2000 (segregated by sex) downsized by 15%; AT- 83 Feminine; AT-2000 M&F (downsized by 10%); AT-2000 (masculine); AT-2000 Basic reduced by 5%, segregated by sex; AT-2000 (segregated by sex) reduced by 10%

Table of mortality of☐ disabled persons	RRB-1983; AT-49 segregated by sex; AT-49 reduced by 2 years Masculine; AT-83 IAM (masculine); MI-2006 (segregated by sex) downsized by 10%	RRB-1983; AT-49 segregated by sex; AT-49 reduced by 2 years Masculine; AT-49 (increased 100%) M&F; AT-83 (masculine); AT-83 IAM (masculine)

Table of disability	LIGHT (FRACA); ALVARO VINDAS (downsized by 50%); TASA 1927	Light (Fraca); Alvaro Vindas (downsized by 50%); Alvaro Vindas; TASA 1927; Light (Average)

(i) Represents the maximum and minimum rates of return on plan assets.

The definition of this rate considered the market practice of Federal Government bonds, according to the criteria recommended by national and international standards, for terms similar to the flow of the obligations of the benefits program, in the so-called concept of Duration.

The expected global rate of return corresponds to the weighted average of the expected returns of the various categories of plan assets. Management's assessment of the expected return is based on historical return trends and market analysts' forecasts for the asset over the life of the respective obligation. The current return on BD plan assets as of December 31, 2019 was R$ 5,112,013 (R$ 2,882,650 in 2018).

e) Employers’ contributions

As of December 31, 2019, the contributions made for the constitution of the mathematical provisions for benefits under the CD Plan reached R$ 3,488 (R$ 4,362 in 2018).

As of December 31, 2019, the contributions made for the constitution of the mathematical provisions for benefits of the BD Plan reached R$ 289,086 (R$ 294,978 in 2018).

The company expects to contribute R$ 2,013,660 to the defined benefit plan during the next year.

The weighted average duration of defined benefit obligation is 64 years.

Analysis of expected maturities of undiscounted benefits from post-employment defined benefit plans for the next 10 years:

Social Security Program	2020	2021	2022	2023	2024	2025 a 2029	Total

As of December 31, 2019	2,013,660	2,001,413	1,945,599	1,908,447	1,845,328	14,596,897	24,311,345

f) The significant actuarial assumptions for determining the defined benefit plan obligation are: discount rate, expected salary increase and mortality. The sensitivity analyzes below were determined based on reasonably possible changes in the respective assumptions that occurred at the end of the reporting period, keeping all other assumptions constant.

•	If the discount rate on the obligation were 1% higher or lower, the defined benefit obligation would have decreased by R$ 3,293,540 or increased by R$ 3,639,685, respectively.
•	If the expectation of wage growth on the obligations increased or decreased, the defined benefit obligation would have increased by R$ 336,960 or reduced by R$ 350,480, respectively.

The sensitivity analysis presented may not be representative of the real change in the defined benefit obligation, since the change is not likely to occur in isolated premises, considering that some of the premises may be correlated.

In addition, when presenting the sensitivity analysis, the present value of the defined benefit obligation was calculated using the projected credit unit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognized in the balance sheet.

There was no change from previous years in the methods and assumptions used in the preparation of the sensitivity analysis.

g) Amounts included in the fair value of plan assets

Asset Category	2019	2018
Assets Immediately Available	3,506	1,053
Realizable Assets	1,022,989	570,218
Fixed Income Investments	20,627,305	16,019,282
Variable Income Investments	5,742,086	2,046,838
Real Estate Investments	943,323	711,127
Structured Investments	808,415	286,682
Loans and Financing	538,542	527,564
Others	30,527	(3,132)
(-) Funds receivable from sponsor	(504,822)	(109,839)
(-) Operating Liabilities	(76,816)	(69,892)
(-) Contingency Liabilities	(251,351)	(278,846)
(-) Investment Funds	(242,605)	(126,621)
(-) Administrative Funds	(199,179)	(141,706)
(-) Social Security Funds	(11,440)	(9,964)
Total Assets	28,430,481	19,422,764

The fair values of equity and debt instruments are determined based on market prices quoted in active markets while the fair values of real estate investments are not based on market prices listed in active markets.